Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2019
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Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2019	2018
Associates	7	392
Joint ventures	—	—
Associates classified as held for sale	397	—

Total	404	392

The amounts recognised in the income statement are as follows:

All figures in £ millions	2019	2018
Associates	54	43
Joint ventures	—	1

Total	54	44

Investment in associates
The Group has the following material associates:

	Principal place of business	Ownership interest	Nature of relationship	Measurement method
Penguin Random House Ltd	UK/Global	25%	See below	Equity
Penguin Random House LLC	US	25%	See below	Equity
On 1 July 2013, Penguin Random House was formed, upon the completion of an agreement between Pearson and Bertelsmann to merge their respective trade publishing companies, Penguin and Random House, with the parent companies owning 47% and 53% of the combined business respectively. On 5 October 2017, Pearson sold a 22% stake in Penguin Random House to Bertelsmann, retaining a 25% share. Pearson owns its 25% interest in Penguin Random House via 25% interests in each of the two entities listed in the table above. Despite the separate legal structures of the two Penguin Random House entities, Pearson regards Penguin Random House as one combined global business. Pearson discloses Penguin Random House separately, presenting disclosures related to its interests in Penguin Random House on a combined basis.
The shareholder agreement includes protective rights for Pearson as the minority shareholder, including rights to dividends. Management considers ownership percentage, Board composition and the additional protective rights, and exercises judgement to determine that Pearson has significant influence over Penguin Random House and Bertelsmann has the power to direct the relevant activities and therefore control. Following the transaction in 2017 the assessment of significant influence did not change. Penguin Random House does not have a quoted market price.
In December 2019, the Group announced the sale of its remaining 25% interest in Penguin Random House. At the end of 2019 the Group’s share of the assets of Penguin Random House has been classified as held for sale on the balance sheet. (see note 32).

The summarised financial information of the material associate is detailed below:

	2019	2018
All figures in £ millions	Penguin Random House	Penguin Random House
Assets
Non-current assets	1,346	1,043
Current assets	2,273	1,929
Liabilities
Non-current liabilities	(1,357)	(1,104)
Current liabilities	(1,874)	(1,546)

Net assets	388	322

Sales	2,916	2,775

Profit for the year	205	185
Other comprehensive income/(expense)	(27)	13

Total comprehensive income	178	198

Dividends received from associate in relation to profits	63	67
Re-capitalisation dividends received from associate	—	50
The information above reflects the amounts presented in the financial statements of the associate, adjusted for fair value and similar adjustments. The tax on Penguin Random House LLC is settled by the partners. For the purposes of clear and consistent presentation, the tax has been shown in the associate line items in the consolidated income statement and consolidated balance sheet, recording the Group’s share of profit after tax consistently for the Penguin Random House associates.

A reconciliation of the summarised financial information to the carrying value of the material associate is shown below:

	2019	2018
All figures in £ millions	Penguin Random House	Penguin Random House
Opening net assets	322	368
Adjustment on initial application of IFRS 16	(7)	—
Exchange differences	(9)	18
Profit for the year	205	185
Other comprehensive income/(expense)	(27)	13
Dividends, net of tax paid	(260)	(262)
Capital contribution	164	—

Closing net assets	388	322
Share of net assets	97	80
Goodwill	300	307

Carrying value of associate	397	387

Information on other individually immaterial associates is detailed below:

All figures in £ millions	2019	2018
Profit/(loss) for the year	3	(3)

Total comprehensive (expense)/income	3	(3)

Transactions with material associates
From time to time the Group loans funds to Penguin Random House which are unsecured and interest is calculated based on market rates. The amount outstanding at 31 December 2019 was £49m (2018: £nil) and interest received was £1m (2018: £1m). The loans are provided under a working capital facility and fluctuate during the year.
The Group also has a current asset receivable of £16m (2018: £17m) from Penguin Random House arising from the provision of services. Included in other income (note 4) is £4m (2018: £3m) of service fees. In 2018 the Group received a further re-capitalisation dividend of £50m which was triggered by the Group’s decision to sell a 22% stake in Penguin Random House in 2017.
Investment in joint ventures
Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2019	2018
Profit for the year	—	1

Total comprehensive income	—	1